Share Capital and Public Offerings (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital And Public Offerings [Abstract]
Schedule of common share warrant activity
Balance at January 1, 2021	-
Issuances	5,686,746
Exercises	(277,000)
Balance at December 31, 2021	5,409,746